Capital and reserves - Dividends (Details)	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
Disclosure of classes of share capital [line items]
Dividends declared	¥ 306,255,000	$ 47,178,000	¥ 0
Dividends per share | $ / shares		$ 0.172
Dividends paid	¥ 360,800,000	$ 53,500,000	¥ 0
Dividends declared per share | $ / shares		$ 0.039
MINISO Guangzhou
Disclosure of classes of share capital [line items]
Dividends declared | ¥				¥ 330,336,000
Dividends paid | ¥				¥ 330,336,000